UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

Item 1. Schedule of Investments.

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BANK LOANS – 1.9%
$109,091	Calpine Corp. 2.750%, 11/30/2017[1,2,7]	$109,454
250,000	Dell International LLC 3.000%, 12/31/2018[1,7]	250,625
250,000	FCA U.S. LLC 3.250%, 12/31/2018[1,2,6,7,8,9]	251,211
194,667	HCA, Inc. 2.493%, 6/10/2020[1,7]	195,356
	TOTAL BANK LOANS (Cost $804,841)	806,646

	BONDS – 89.1%
	ASSET-BACKED SECURITIES – 36.3%
535,783	Ally Auto Receivables Trust Series 2015-2, Class A3, 1.490%, 11/15/2019[2]	535,939
250,000	Birchwood Park CLO Ltd. Series 2014-1A, Class AR, 2.338%, 7/15/2026[1,2,3]	250,467
250,000	BlueMountain CLO Ltd. Series 2015-1A, Class A1R, 2.485%, 4/13/2027[1,2,3]	250,757
389,242	BMW Vehicle Lease Trust Series 2016-1, Class A2A, 1.170%, 1/22/2018[2]	389,226
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-3A, Class A1AR, 2.187%, 7/27/2026[1,2,3]	500,748
354,716	CNH Equipment Trust Series 2015-A, Class A3, 1.300%, 4/15/2020[2]	354,501
553,700	DB Master Finance LLC Series 2015-1A, Class A2I, 3.262%, 2/20/2045[2,3]	557,736
491,247	Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2, 5.216%, 1/25/2042[2,3]	496,635
250,000	Dryden 33 Senior Loan Fund Series 2014-33A, Class AR, 2.588%, 10/15/2028[1,2,3]	251,748
500,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class CR, 3.658%, 1/15/2025[1,2,3]	502,494
750,000	Emerson Park CLO Ltd. Series 2013-1A, Class C1R, 3.308%, 7/15/2025[1,2,3]	749,913
720,715	Fannie Mae Connecticut Avenue Securities Series 2017-C02, Class 2M1, 2.141%, 9/25/2029[1,2]	724,052
350,000	Ford Credit Auto Owner Trust Series 2013-C, Class C, 1.910%, 3/15/2019[2]	350,498
	Freddie Mac Structured Agency Credit Risk Debt Notes
465,428	Series 2015-DNA2, Class M2, 3.591%, 12/25/2027[1,2]	477,751
717,947	Series 2016-HQA3, Class M1, 1.791%, 3/25/2029[1,2]	720,898
200,000	Green Tree Agency Advance Funding Trust I Series 2016-T1, Class AT1, 2.380%, 10/15/2048[3]	198,624

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$210,000	Hertz Fleet Lease Funding LP Series 2017-1, Class A1, 1.641%, 4/10/2031[1,2,3]	$210,000
	Honda Auto Receivables Owner Trust
37,135	Series 2014-2, Class A3, 0.770%, 3/19/2018[2]	37,113
600,000	Series 2014-2, Class A4, 1.180%, 5/18/2020[2]	599,755
355,125	Invitation Homes Trust Series 2014-SFR2, Class A, 2.094%, 9/17/2031[1,3]	355,418
500,000	Madison Park Funding XI Ltd. Series 2013-11A, Class A1A, 2.433%, 10/23/2025[1,2,3]	500,593
500,000	Marine Park CLO Ltd. Series 2012-1A, Class BR, 3.652%, 5/18/2023[1,2,3]	501,219
530,000	Mercedes-Benz Auto Lease Trust Series 2017-A, Class A1, 1.150%, 4/16/2018[2]	530,000
345,000	MMAF Equipment Finance LLC Series 2017-AA, Class A1, 0.000%, 5/16/2018[2,3]	345,000
221,395	NCUA Guaranteed Notes Trust Series 2011-R2, Class 1A, 1.386%, 2/6/2020[1]	221,531
	Nissan Auto Lease Trust
87,726	Series 2014-B, Class A4, 1.290%, 3/16/2020[2]	87,726
400,000	Series 2015-B, Class A4, 1.700%, 4/15/2021[2]	400,682
360,000	NRZ Advance Receivables Trust Advance Receivables Backed Series 2016-T1, Class AT1, 2.751%, 6/15/2049[2,3]	357,779
	Ocwen Master Advance Receivables Trust
283,000	Series 2015-T3, Class AT3, 3.211%, 11/15/2047[3]	283,179
450,000	Series 2016-T1, Class AT1, 2.521%, 8/17/2048[2,3]	448,586
1,250,000	Sheridan Square CLO Ltd. Series 2013-1A, Class C, 4.008%, 4/15/2025[1,2,3]	1,250,154
300,000	Station Place Securitization Trust Series 2017-1, Class A, 1.891%, 2/25/2049[1,2,3]	300,015
575,000	Thacher Park CLO Ltd. Series 2014-1A, Class AR, 2.153%, 10/20/2026[1,2,3]	575,575
	Toyota Auto Receivables Owner Trust
571,770	Series 2015-C, Class A3, 1.340%, 6/17/2019[2]	571,752
359,450	Series 2015-A, Class A3, 1.120%, 2/15/2019[2]	359,147
250,000	Voya CLO Ltd. Series 2014-1A, Class A1R, 2.488%, 4/18/2026[1,2,3]	250,559
307,000	World Omni Automobile Lease Securitization Trust Series 2015-A, Class A4, 1.730%, 12/15/2020[2]	307,540
	TOTAL ASSET-BACKED SECURITIES (Cost $15,799,501)	15,805,310

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES – 25.6%
$200,000	BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class A, 2.044%, 9/15/2026[1,3]	$200,374
52,767	Banc of America Commercial Mortgage Trust Series 2007-4, Class A4, 6.036%, 2/10/2051[1,2]	53,006
	Bear Stearns Commercial Mortgage Securities Trust
183,517	Series 2006-T22, Class B, 5.714%, 4/12/2038[1,2,3]	186,247
310,612	Series 2007-PW17, Class A1A, 5.650%, 6/11/2050[1,2]	312,593
69,508	CD Mortgage Trust Series 2007-CD5, Class A4, 5.886%, 11/15/2044[1,2]	69,717
500,000	COMM Mortgage Trust Series 2014-TWC, Class B, 2.590%, 2/13/2032[1,2,3]	502,845
500,000	Dryden XXVI Senior Loan Fund Series 2013-26A, Class B, 2.908%, 7/15/2025[1,2,3]	500,629
	Fannie Mae Connecticut Avenue Securities
114,703	Series 2015-C04, Class 2M1, 2.691%, 4/25/2028[1,2]	115,017
485,754	Series 2016-C06, Class 1M1, 2.291%, 4/25/2029[1,2]	490,909
	Freddie Mac Multifamily Structured Pass-Through Certificates
337,728	Series K702, Class A2, 3.154%, 2/25/2018[2]	341,121
355,272	Series K703, Class A2, 2.699%, 5/25/2018[2]	359,268
354,930	Series K017, Class A1, 1.891%, 12/25/2020[2]	355,677
	Freddie Mac Structured Agency Credit Risk Debt Notes
16,842	Series 2014-DN1, Class M1, 1.991%, 2/25/2024[1,2]	16,848
427,851	Series 2016-DNA1, Class M1, 2.441%, 7/25/2028[1,2]	429,736
997,000	Series 2016-DNA2, Class M2, 3.191%, 10/25/2028[1,2]	1,020,033
250,000	Series 2016-DNA4, Class M2, 2.291%, 3/25/2029[1,2]	252,227
493,631	Series 2017-HQA1, Class M1, 2.191%, 8/25/2029[1,2]	496,748
	FREMF Mortgage Trust
775,000	Series 2011-K702, Class B, 4.931%, 4/25/2044[1,2,3]	791,240
300,000	Series 2011-K703, Class B, 5.045%, 7/25/2044[1,2,3]	308,535
350,000	Series 2012-K709, Class C, 3.872%, 4/25/2045[1,2,3]	355,910
158,563	Series 2013-KF02, Class B, 3.375%, 12/25/2045[1,2,3]	159,254
159,026	Government National Mortgage Association Series 2014-31, Class AB, 2.586%, 9/16/2039[2]	159,266
100,000	GS Mortgage Securities Trust Series 2014-GSFL, Class B, 2.662%, 7/15/2031[1,2,3]	99,146
	Morgan Stanley Capital I Trust
43,481	Series 2007-T27, Class A4, 5.871%, 6/11/2042[1,2]	43,447
778,791	Series 2007-HQ13, Class A3, 5.569%, 12/15/2044[2]	785,432
466,955	Series 2007-IQ15, Class A4, 6.126%, 6/11/2049[1,2]	468,803
204,045	Series 2007-IQ16, Class A4, 5.809%, 12/12/2049[2]	205,039

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NCUA Guaranteed Notes Trust
$287,216	Series 2010-R2, Class 1A, 1.356%, 11/6/2017[1,2]	$287,314
862,308	Series 2010-R3, Class 1A, 1.542%, 12/8/2020[1,2]	866,003
672,883	Series 2011-R1, Class 1A, 1.436%, 1/8/2020[1,2]	674,228
250,000	Treman Park CLO Ltd. Series 2015-1A, Class AR, 2.526%, 4/20/2027[1,2,3]	250,241
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,177,617)	11,156,853

	CORPORATE – 27.2%
	BASIC MATERIALS – 0.8%
100,000	EI du Pont de Nemours & Co. 0.000%, 5/1/2020[1]	100,311
250,000	Glencore Canada Corp. 5.500%, 6/15/2017[4]	251,193
		351,504
	COMMUNICATIONS – 2.0%
250,000	21st Century Fox America, Inc. 7.250%, 5/18/2018	263,980
185,000	AT&T, Inc. 1.750%, 1/15/2018	185,230
	Deutsche Telekom International Finance B.V.
250,000	1.602%, 9/19/2019[1,3,4]	250,473
150,000	1.738%, 1/17/2020[1,3,4]	150,369
		850,052
	CONSUMER, CYCLICAL – 1.3%
250,000	Dollar General Corp. 1.875%, 4/15/2018	250,426
250,000	Hyundai Capital America 2.875%, 8/9/2018[3]	252,776
75,000	Nissan Motor Acceptance Corp. 1.735%, 1/13/2020[1,3]	75,192
		578,394
	CONSUMER, NON-CYCLICAL – 5.4%
250,000	Actavis, Inc. 1.875%, 10/1/2017	250,223
75,000	Amgen, Inc. 2.125%, 5/15/2017	75,019
250,000	Baxalta, Inc. 1.936%, 6/22/2018[1]	251,457
250,000	Becton, Dickinson and Co. 1.800%, 12/15/2017	249,882

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$250,000	Dr. Pepper Snapple Group, Inc. 6.820%, 5/1/2018	$262,771
250,000	Ecolab, Inc. 1.450%, 12/8/2017	249,719
250,000	Kraft Heinz Foods Co. 2.000%, 7/2/2018	250,715
250,000	Medtronic, Inc. 5.600%, 3/15/2019	267,769
250,000	Mondelez International Holdings Netherlands B.V. 1.782%, 10/28/2019[1,3,4]	251,045
250,000	Wm Wrigley Jr Co. 2.000%, 10/20/2017[3]	250,605
		2,359,205
	ENERGY – 2.3%
250,000	BP Capital Markets PLC 1.375%, 11/6/2017[4]	250,111
250,000	ConocoPhillips Co. 1.369%, 5/15/2018[1]	250,359
250,000	EOG Resources, Inc. 6.875%, 10/1/2018	267,035
250,000	Schlumberger Investment S.A. 1.250%, 8/1/2017[3,4]	249,939
		1,017,444
	FINANCIAL – 10.8%
200,000	ABN AMRO Bank N.V. 1.798%, 1/18/2019[1,3,4]	200,694
250,000	American Express Co. 1.640%, 5/22/2018[1]	251,316
250,000	Bank of America Corp. 2.226%, 3/22/2018[1]	251,839
100,000	BB&T Corp. 1.991%, 6/15/2018[1,2]	100,797
75,000	Branch Banking & Trust Co. 1.608%, 1/15/2020[1]	75,177
200,000	Capital One N.A. 1.885%, 9/13/2019[1,2]	201,101
250,000	Chubb Corp. 5.750%, 5/15/2018	260,808
250,000	Citigroup, Inc. 1.945%, 1/10/2020[1,2]	251,199
250,000	Citizens Bank N.A. 1.604%, 3/2/2020[1,2]	250,448

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
	Goldman Sachs Group, Inc.
$100,000	1.931%, 12/15/2017[1]	$100,329
150,000	1.920%, 12/13/2019[1]	150,551
250,000	Hartford Financial Services Group, Inc. 6.300%, 3/15/2018	259,547
250,000	International Lease Finance Corp. 5.875%, 4/1/2019	266,931
250,000	MetLife, Inc. 1.756%, 12/15/2017	250,482
250,000	Morgan Stanley 2.409%, 2/1/2019[1]	254,195
100,000	New York Life Global Funding 1.428%, 4/9/2020[1,3]	100,142
250,000	Provident Cos., Inc. 7.000%, 7/15/2018	264,452
115,000	Prudential Financial, Inc. 1.819%, 8/15/2018[1]	115,680
250,000	Royal Bank of Canada 1.868%, 4/15/2019[1,4]	252,491
75,000	SunTrust Bank 1.564%, 1/31/2020[1,2]	75,494
280,000	Toronto-Dominion Bank 1.993%, 1/22/2019[1,4]	282,892
250,000	U.S. Bancorp 1.529%, 11/15/2018[1,2]	251,265
250,000	Wells Fargo Bank N.A. 1.893%, 1/22/2018[1]	251,151
		4,718,981
	INDUSTRIAL – 2.0%
125,000	Caterpillar Financial Services Corp. 1.665%, 1/10/2020[1]	125,599
250,000	Flextronics International Ltd. 4.625%, 2/15/2020[4]	263,089
75,000	John Deere Capital Corp. 1.431%, 3/13/2020[1]	75,160
250,000	Northrop Grumman Corp. 1.750%, 6/1/2018	250,569
150,000	Siemens Financieringsmaatschappij N.V. 1.477%, 3/16/2020[1,3,4]	150,300
		864,717

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY – 1.3%
$250,000	CA, Inc. 5.375%, 12/1/2019	$269,778
275,000	Hewlett Packard Enterprise Co. 2.450%, 10/5/2017	275,745
		545,523
	UTILITIES – 1.3%
	Dominion Resources, Inc.
250,000	1.875%, 12/15/2018[3]	249,557
75,000	1.875%, 1/15/2019	74,950
250,000	Southern Co. 1.300%, 8/15/2017	249,824
		574,331
	TOTAL CORPORATE (Cost $11,843,619)	11,860,151

	TOTAL BONDS (Cost $38,820,737)	38,822,314

	COMMERCIAL PAPER – 1.2%
250,000	Omnicom Capital, Inc. 1.200%, 5/22/2017	249,803
250,000	PPL Electric Utilities Corp. 1.150%, 5/10/2017	249,905
	TOTAL COMMERCIAL PAPER (Cost $499,753)	499,708

Number of Shares

	SHORT-TERM INVESTMENTS – 11.0%
4,805,376	Federated Treasury Obligations Fund - Institutional Shares, 0.572%[5]	4,805,376

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,805,376)	4,805,376

	TOTAL INVESTMENTS – 103.2% (Cost $44,930,707)	44,934,044
	Liabilities in Excess of Other Assets – (3.2)%	(1,380,792)

	TOTAL NET ASSETS – 100.0%	$43,553,252

LP – Limited Partnership
PLC – Public Limited Company

[1]	Variable, floating or step rate security.
[2]	Callable.

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $14,672,712.

[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.
[6]	All or a portion of the loan is unfunded.
[7]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[8]	All or a portion of the loan is unfunded.
[9]	Denotes investments purchased on a when-issued or delayed delivery basis.

See accompanying Notes to Schedule of Investments.

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value At Trade Date	Value At April 30, 2017	Unrealized Appreciation (Depreciation)
(25)	2-Year U.S. Treasury Note (CBT)	June 2017	$(5,399,882)	$(5,415,235)	$(15,353)
TOTAL FUTURES CONTRACTS			$(5,399,882)	$(5,415,235)	$(15,353)

See accompanying Notes to Schedule of Investments.

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO SCHEDULE OF INVESTMENTS
April 30, 2017 (Unaudited)

Note 1 – Organization
Palmer Square Ultra-Short Duration Investment Grade Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income. A secondary objective of the Fund is to seek capital appreciation. The Fund commenced investment operations on October 7, 2016.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At April 30, 2017, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$44,930,707

Gross unrealized appreciation	$56,997
Gross unrealized depreciation	(53,660)

Net unrealized appreciation on investments	$3,337

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2017 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2017, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$806,646	$-	$806,646
Bonds
Asset-Backed Securities	-	15,805,310	-	15,805,310
Commercial Mortgage-Backed Securities	-	11,156,853	-	11,156,853
Corporate**	-	11,860,151	-	11,860,151
Commercial Paper	-	499,708	-	499,708
Short-Term Investments	4,805,376	-	-	4,805,376
Total Assets	$4,805,376	$40,128,668	$-	$44,934,044

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2017 (Unaudited)

Liabilities
Other Financial Instruments***
Futures Contracts	$15,353	$-	$-	$15,353
Total Liabilities	$15,353	$-	$-	$15,353

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	06/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	06/29/2017

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	06/29/2017